Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Summary of property, plant and equipment
	Useful	December 31,
(Thousands of dollars)	Lives	2012	2011
Land and improvements	0-15 years	$186,971	$173,517
Buildings and improvements	30 years	384,535	376,659
Machinery and equipment	3-20 years	942,631	794,435
Vessels and vehicles	3-18 years	157,368	147,125
Office furniture and fixtures	5 years	29,972	28,376
Construction in progress		42,879	136,396
		1,744,356	1,656,508
Accumulated depreciation and amortization		(900,477)	(859,686)
Net property, plant and equipment		$843,879	$796,822